Schedule of Components of Income Tax Expense (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate	16.50%	16.50%